Intangibles - Additional Information (Detail) (USD $)	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 24, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 07, 2012 Village Homes [Member]
Intangible Assets [Line Items]
Amortization expense related to intangible assets		$ 5,800,000
Estimated fair value of intangible assets	$ 9,500,000			$ 900,000
Weighted average remaining useful life of intangible assets			24 months